Financial instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,248	$ 2,333
Financial liabilities, at fair value	382,825	626,570
Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	365,575	598,570
Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	14,145	17,920
Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	3,105	10,080
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,248	2,333
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	14,145	17,920
Level 1 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 1 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	14,145	17,920
Level 1 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 1 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	3,105	10,080
Level 2 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	3,105	10,080
Level 2 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,248	2,333
Financial liabilities, at fair value	365,575	598,570
Level 3 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	365,575	598,570
Level 3 | Ordinary shares | Class C-1 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 3 | Ordinary shares | Class C-2 Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 3 | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,248	$ 2,333